N-4	Oct. 18, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 18, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective November 1, 2024, the third paragraph in the Allowable Investment Options in the LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended and replaced with the following:

Currently, the allowable Investment Options for the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option) and the Future Income Generator (Single and Joint) issued on or after November 1, 2023, are all Funds listed in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT except the below Funds. You may NOT invest in any of the following:

Invesco V.I. NASDAQ 100 Buffer Fund - September Series

Invesco V.I. NASDAQ 100 Buffer Fund – December Series

Invesco V.I. NASDAQ 100 Buffer Fund – March Series

Invesco V.I. NASDAQ 100 Buffer Fund – June Series

Invesco V.I. S&P 500 Buffer Fund – September Series

Invesco V.I. S&P 500 Buffer Fund – December Series

Invesco V.I. S&P 500 Buffer Fund – March Series

Invesco V.I. S&P 500 Buffer Fund – June Series

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.
●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]

Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.63%[1]	NA	NA	NA

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.68%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]

Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.63%[1]	NA	NA	NA

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.68%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund Bond Plus Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.65%	[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.75%	[2]
Pacific Select Fund ESG Diversified Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.77%	[2]
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.65%	[1]
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.63%	[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.64%	[2]
Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.66%	[1]
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.68%	[1]
Pacific Select Fund Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management LLC
Current Expenses [Percent]	0.86%	[2]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[2]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.